Leases - Schedule of Operating Lease Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Operating Leases
2022	$ 19,119
2023	13,670
2024	4,399
2025	2,864
2026	2,857
Thereafter	2,141
Total minimum lease payments	45,050
Less: Imputed Interest	(1,602)
Total lease liabilities	43,448	$ 58,229	$ 0
Sublease Income
2022	616
2023	307
2024	0
2025	0
2026	0
Thereafter	0
Total minimum lease payments	923
Net Minimum Payments
2022	18,503
2023	13,363
2024	4,399
2025	2,864
2026	2,857
Thereafter	2,141
Total minimum lease payments	$ 44,127